Pension Plans and Other Postretirement Benefits Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The expected benefit payments presented below are based on the same assumptions used to measure the Company’s accumulated postretirement benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Gross	$3	$3	$4	$5	$5	$27
Expected Medicare Part D subsidy	—	—	—	—	—	—
Net	$3	$3	$4	$5	$5	$27

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
Changes in the accumulated postretirement benefit obligation were as follows:

	2012	2011
Balance at January 1	$104	$94
Service cost for benefits earned	2	1
Interest cost on benefit obligations	5	5
Actuarial (gain) loss	(17)	5
Benefits paid	(3)	(2)
Employee Contributions	—	—
Plan amendments	—	1
Balance at December 31	$91	$104
Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at December 31	$314	$241	$161	$118	$153	$123

Schedule of Expected Benefit Payments [Table Text Block]
The expected benefit payments presented below are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Domestic pension plans	$3	$3	$4	$4	$5	$40
Foreign pension plans	6	6	7	6	8	43
Total	$9	$9	$11	$10	$13	$83

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The accumulated balances for each classification of comprehensive income (loss) are as follows:

	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2009	$171	$11	$(2)	$180
Net current period change	77	(42)	2	37
Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11
Balance at December 31, 2011	274	(46)	—	228
Net current period change	(29)	(19)	—	(48)
Balance at December 31, 2012	$245	$(65)	$—	$180
The following amounts were recognized in Other comprehensive loss during the year ended December 31, 2012:

	Domestic	Foreign
Net actuarial losses arising during the year	$18	$30
Effect of plan curtailment	(18)	—
Amortization of net loss	(1)	—
(Gain) loss recognized in other comprehensive loss	$(1)	$30

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents plan assets at December 31, 2012 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Equity securities	$—	$54	$—	$54
Corporate bonds	—	37	—	37
Total assets at fair value	$—	$91	$—	$91
Foreign Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	13	—	—	13
Government bonds	5	—	—	5
Corporate bonds	6	—	—	6
Insurance contracts	—	6	—	6
Other	3	—	—	3
Total assets at fair value	$28	$6	$—	$34
The following table presents plan assets at December 31, 2011 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70
Total assets at fair value	$70	$—	$—	$70
Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2
Total assets at fair value	$16	$17	$—	$33

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Projected Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$285	$258	$153	$113	$132	$145
Service cost for benefits earned	24	26	18	19	6	7
Interest cost on benefit obligations	11	11	7	7	4	4
Participant contributions	—	—	—	—	—	—
Plan amendments	—	(4)	—	—	—	(4)
Actuarial loss (gain)	52	4	20	21	32	(17)
Benefits paid	(7)	(7)	(1)	(1)	(6)	(6)
Exchange rate adjustments	(6)	3	—	—	(6)	3
Plan curtailments	(19)	(6)	(19)	(6)	—	—
Balance at December 31	$340	$285	$178	$153	$162	$132

Defined Benefit Plan, Expected Contributions By Employer
Net periodic pension cost for the years ended December 31, 2012, 2011 and 2010 includes the following (income) expense components:

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2012	2011	2010	2012	2011	2010
Expected return on plan assets	$(6)	$(5)	$(4)	$(1)	$(1)	$(1)
Service cost for benefits earned	18	19	15	6	7	6
Interest cost on benefit obligation	7	7	5	4	4	3
Prior service benefit	—	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	1	—	(1)	—	1	—
Curtailment gain	(1)	(6)	—	—	—	—
	$19	$14	$14	$9	$11	$8

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table provides information about the Company's pension plans with accumulated benefit obligations that exceed the fair value of plan assets

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded plans with assets less than ABO
Plan assets	$125	$103	$91	$70	$34	$33
Accumulated benefit obligations	218	184	140	102	78	82
Projected benefit obligations	242	227	157	137	85	90
Unfunded plans
Accumulated benefit obligations	96	57	21	16	75	41
Projected benefit obligations	98	58	21	16	77	42

Schedule of Allocation of Plan Assets [Table Text Block]
The following table sets forth the percentage of the fair value of total plan assets, by asset category, held as of December 31:

	Domestic		Foreign
	2012	2011	2012	2011
Equity securities	59%	—%	37%	17%
Corporate Bonds	41%	—%	38%	25%
Cash, short-term investments and other	—%	100%	25%	58%
Total	100%	100%	100%	100%

Fair Value Disclosures [Text Block]
Plan Assets
The following table sets forth the components of the change in plan assets for the year ended December 31:

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$103	$89	$70	$57	$33	$32
Actual gain (loss) on plan assets	12	(1)	9	—	3	(1)
Employer contributions	19	18	13	14	6	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(7)	(4)	(1)	(1)	(6)	(3)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	(2)	1	—	—	(2)	1
Balance at December 31	$125	$103	$91	$70	$34	$33

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Pension Asset (Liability)
The Company’s recorded assets and liabilities for its principal defined benefit pension plans are as follows:

December 31	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded status:
Fair value of plan assets	$125	$103	$91	$70	$34	$33
Projected benefit obligation	(340)	(285)	(178)	(153)	(162)	(132)
Pension liability recognized	$(215)	$(182)	$(87)	$(83)	$(128)	$(99)
Amounts recorded in deficit (pre-tax)
Prior service benefit	$(5)	$(6)	$(1)	$(2)	$(4)	$(4)
Net actuarial loss	59	31	23	25	36	6
Total	$54	$25	$22	$23	$32	$2

Schedule of net benefit costs
Actuarial Assumptions
The Company measures and records the expense of its pension plan obligations based on actuarially determined estimates, using a December 31 measurement date. Weighted average assumptions used to determine benefit obligations as of December 31 were as follows:

	Domestic			Foreign
	2012	2011	2010	2012	2011	2010
Discount rate	4.20%	5.02%	5.60%	2.38%	3.00%	2.58%
Compensation increases	3.50%	4.25%	4.38%	2.42%	2.25%	2.06%
Expected return on assets	7.50%	7.50%	8.00%	3.31%	2.72%	2.71%